SEC. File Nos. 33-80630
                                                                811-8576

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A
                              Registration Statement
                                     Under
                            the Securities Act of 1933
                           Post-Effective Amendment No. 5
                                      and
                              Registration Statement
                                     Under
                        The Investment Company Act of 1940
                                Amendment No. 7

               AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
             (Exact Name of Registrant as specified in charter)
                            333 South Hope Street
                        Los Angeles, California 90071
                   (Address of principal executive offices)

              Registrant's telephone number, including area code:
                              (213) 486-9200


                              JULIE F. WILLIAMS
                            333 South Hope Street
                         Los Angeles, California 90071
                     (name and address of agent for service)


                                    Copies to:
                          ROBERT E. CARLSON, ESQ.
                   PAUL, HASTINGS, JANOFSKY & WALKER LLP
                            555 S. Flower Street
                        Los Angeles, CA 90071-2371
                      (Counsel for the Registrant)

          The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
    On September 23, 1997, it filed its 24f-2 notice for fiscal 1997

                   Approximate date of proposed public offering:
It is proposed that this filing become effective on October 1, 1997, pursuant to paragraph (b) of rule 485.


             AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                           CROSS REFERENCE SHEET

  ITEM NUMBER OF                                    CAPTIONS IN PROSPECTUS (PART "A")
PART "A" OF FORM N-1A

1.      Cover Page                                  Cover Page

2.      Synopsis                                    Expenses

3.      Financial Highlights                        Financial Highlights; Investment Results

4.      General Description of Registrant           Fund Organization and Management; Investment
                                                    Policies and Risks; Securities and Investment Techniques

5.      Management of the Fund                      Financial Highlights; Fund
                                                    Organization and Management

6.      Capital Stock and Other Securities          Investment Policies and Risks;
                                                    Fund Organization and Management;
                                                    Dividends, Distributions and Taxes

7.      Purchase of Securities Being Offered        Purchasing Shares; Fund Organization and Management;
                                                    Other Important Things to Remember

8.      Redemption or Repurchase                    Selling Shares

9.      Legal Proceedings                           N/A



  ITEM NUMBER OF                                   CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                              ADDITIONAL INFORMATION (PART "B")

10.     Cover Page                                  Cover Page

11.     Table of Contents                           Table of Contents

12.     General Information and History             N/A

13.     Investment Objectives and Policies          Description of Certain Securities; Investment Restrictions

14.     Management of the Registrant                Fund Officers and Directors

15.     Control Persons and Principal Holders       Fund Officers and Directors
        of Securities

16.     Investment Advisory and Other Services      Fund Officers and Directors; Fund Organization and Management
                                                    (Part "A"); General Information; Management

17.     Brokerage Allocation and Other Practices    Execution of Portfolio Transactions; Fund Organization
                                                    and Management (Part "A")

18.     Capital Stock and Other Securities          None

19.     Purchase, Redemption and Pricing of         Purchase of Shares; Redeeming Shares;Shareholder
        Securities Being Offered                    Account Services and Privileges; Purchasing Shares (Part "A");
                                                    General Information

20.     Tax Status                                  Dividends and Distributions

21.     Underwriter                                 Management -- Principal Underwriter; Fund Organization and
                                                    Management (Part "A")

22.     Calculation of Performance Data             Investment Results

23.     Financial Statements                        Financial Statements



ITEM IN PART "C"

24.     Financial Statements and Exhibits

25.     Persons Controlled by or under
        Common Control with Registrant

26.     Number of Holders of Securities

27.     Indemnification

28.     Business and Other Connections of
        Investment Adviser

29.     Principal Underwriters

30.     Location of Accounts and Records

31.     Management Services

32.     Undertakings

        Signature Page


                  [LOGO OF AMERICAN FUNDS GROUP APPEARS HERE]

-------------------------------------------------------------------------------


                  American High-Income Municipal Bond Fund(R)
                                  Prospectus




                                  OCTOBER 1, 1997

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                                                    3
 ................................................................................
Financial Highlights                                                        4
 ................................................................................
Investment Policies and Risks                                               5
 ................................................................................
Securities and Investment Techniques                                        6
 ................................................................................
Multiple Portfolio Counselor System                                         9
 ................................................................................
Investment Results                                                          10
 ................................................................................
Dividends, Distributions and Taxes                                          12
 ................................................................................
Fund Organization and Management                                            13
 ................................................................................
Appendix                                                                    16
 ................................................................................
Shareholder Services                                                        18
--------------------------------------------------------------------------------

The fund's investment objective is to provide investors with a high level of current income exempt from regular federal income taxes through investments in municipal bonds. From time to time income may be subject to various taxes, including federal alternative minimum and state taxes.

Normally, the fund will invest at least 50% of its assets in bonds rated Baa or BBB or below or unrated but determined to be of comparable quality. Securities rated Ba and BB or below are commonly known as "junk" bonds and are subject to greater fluctuations in risk and of loss of income and principal.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   40-010-1097

================================================================================

   EXPENSES
The effect of the expenses described below is reflected in the fund's share price and return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

--------------------------------------------------------------------------------

Maximum sales charge on purchases
(as a percentage of offering price)                                     4.75%

 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.


FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Management fees                                                         0.42%
 ................................................................................
12b-1 expenses                                                          0.29%/1/
 ................................................................................
Other expenses                                                          0.16%
 ................................................................................
Total fund operating expenses                                           0.87%

/1/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                                  $ 56
 ................................................................................
Three years                                                               $ 75
 ................................................................................
Five years                                                                $ 95
 ................................................................................
Ten years                                                                 $153

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    3
--------------------------------------------------------------------------------

================================================================================

FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and the annual report.

SELECTED PER-SHARE DATA

                                                    YEAR ENDED JULY 31
                                                    ..................
                                                  1997    1996    1995/1/
                                                  -------------------------
Net Asset Value, Beginning of Period               $15.23  $15.14  $14.29
---------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income                                  .87     .88     .76
 ...........................................................................
Net realized and unrealized gain on investments        .80     .37     .85
 ...........................................................................
Total income from investment operations               1.67    1.25    1.61
---------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.86)   (.88)   (.76)
 ...........................................................................
From net realized gains                               (.14)   (.28)    --
 ...........................................................................
Total distributions                                  (1.00)  (1.16)   (.76)
 ...........................................................................
Net Asset Value, End of Period                      $15.90  $15.23  $15.14
 ...........................................................................
Total Return /2/                                     11.36%   8.48%  11.62% /3/

---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:

Net assets, end of period (in millions)             $  316  $  217  $  157
 ...........................................................................
Ratio of expenses to average net assets before fee     .87%    .88%    .94%
 waiver
 ...........................................................................
Ratio of expenses to average net assets after fee      .87%    .86%    .62% /3/
 waiver
 ...........................................................................
Ratio of net income to average net assets             5.51%   5.74%   5.66% /3/
 ...........................................................................
Portfolio turnover rate                              15.31%  35.22%  46.42% /3/

/1/The period ended July 31, 1995 represents the initial period of operations from September 26, 1994 to July 31, 1995.

/2/Excludes maximum sales charge of 4.75%.

/3/Based on operations for the period shown and, accordingly, not representative of a full year's operations.

--------------------------------------------------------------------------------
4    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================
INVESTMENT POLICIES AND RISKS

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income taxes.

In seeking to achieve its investment objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. Under normal market conditions, at least 80% of the fund's assets will be invested in tax-exempt securities (including securities subject to alternative minimum taxes), and at least 65% in bonds. For these purposes, bonds are considered to be any debt securities having initial maturities in excess of one year. In addition, at least 65% of the fund's assets will be invested in debt securities rated A or below by Moody's Investors Service, Inc. or Standard and Poor's Corporation or unrated but determined to be of comparable quality, and at least 50% in debt securities rated Baa by Moody's or BBB by S&P or below or unrated but determined to be of comparable quality.

The fund may invest without limitation in tax-exempt securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. When in the opinion of Capital Research and Management Company, the fund's investment adviser, abnormal market conditions require a temporary defensive position, the fund may invest in taxable short-term fixed-income securities (generally, securities with maturities of one year or less). The fund's investment policies are described below. Limits on the fund's investment policies are determined at the time of purchase and are based on the fund's net assets unless otherwise stated. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval.

THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE DUE TO MARKET CONDITIONS AND OTHER FACTORS.
--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    5
--------------------------------------------------------------------------------

================================================================================

SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest in debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. High-yield, high-risk bonds are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.

High-yield, high-risk bonds may be very sensitive to adverse economic changes and may be less sensitive to interest rate changes. In addition, periods of economic uncertainty and changes may increase volatility of market prices and yields of high-yield high-risk bonds and in turn the fund's net asset value. High-yield, high-risk bonds may contain redemption or call provisions which, if exercised during a period of declining interest rates, may cause the fund to have to replace the security with a lower yielding security, resulting in a decreased return for investors. Furthermore, there may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds.

The fund may invest in bonds rated as low as C by Moody's or D by S&P. See the Appendix for a complete description of the bond ratings.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

--------------------------------------------------------------------------------
6    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

PORTFOLIO COMPOSITION

The average monthly composition of the fund's portfolio based on the higher of Moody's or S&P ratings for the fiscal year ended July 31, 1997 was as follows:

--------------
Aaa/AAA                                                                    4.07%
 ................................................................................
Aa/AA                                                                      1.87%
 ................................................................................
A/A                                                                        4.89%
 ................................................................................
Baa/BBB                                                                   44.46%
 ................................................................................
Ba/BB                                                                      2.84%
 ................................................................................
B/B                                                                        0.03%
 ................................................................................
Non-rated                                                                 34.99%

Some or all of these non-rated securities were determined to be equivalent to securities rated by Moody's or S&P as follows:

--------------------------------------------------------------------------------
Baa/BBB                                                                    3.09%
 ................................................................................
Ba/BB                                                                     20.00%
 ................................................................................
B/B                                                                       11.89%
 ................................................................................
C/C                                                                        0.01%

Money market instruments and cash made up an average of 6.85% of the fund's portfolio.

MUNICIPAL BONDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The interest on these obligations is generally not included in gross income for federal income tax purposes. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. Limited obligation or revenue bonds are secured by the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    7
--------------------------------------------------------------------------------

================================================================================

Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations.

There are, in addition, a variety of hybrid and special types of municipal obligations, such as zero coupon and pre-refunded bonds, as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose equity securities are publicly traded.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

VARIABLE AND FLOATING RATE OBLIGATIONS

The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

MATURITY

There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.

CONCENTRATION OF INVESTMENTS

The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental

--------------------------------------------------------------------------------
8    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuation of the net asset value of shares of the fund also increases. The fund will not invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities.

SPECIAL CONSIDERATIONS

The fund may invest without limitation in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

================================================================================
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on the following page.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    9
--------------------------------------------------------------------------------

=======================================================================================
                                                             YEARS OF EXPERIENCE AS
                                                            INVESTMENT PROFESSIONAL
                                                                 (APPROXIMATE)
                                                           ..........................
 PORTFOLIO
 COUNSELORS                        YEARS OF EXPERIENCE      WITH CAPITAL
FOR AMERICAN                    AS PORTFOLIO COUNSELOR FOR  RESEARCH AND
HIGH-INCOME                        AMERICAN HIGH-INCOME      MANAGEMENT
 MUNICIPAL                         MUNICIPAL BOND FUND       COMPANY OR
 BOND FUND    PRIMARY TITLE(S)        (APPROXIMATE)        ITS AFFILIATES TOTAL YEARS
---------------------------------------------------------------------------------------
NEIL L.       Senior Vice       3 years (since             19 years       19 years
LANGBERG      President of      the fund began
              the fund. Vice    operations)
              President--
              Investment
              Management
              Group, Capital
              Research and
              Management
              Company
---------------------------------------------------------------------------------------
MARK R.       Vice President    3 years (since              3 years       12 years
MACDONALD     of the fund.      the fund began
              Vice              operations)
              President--
              Investment
              Management
              Group, Capital
              Research and
              Management
              Company
---------------------------------------------------------------------------------------
DAVID A.      Vice President,   1 year                      6 years        9 years
HOAG          Capital
              Research
              Company*
========================================================================================

The fund began operations on September 26, 1994
* A wholly owned subsidiary of Capital Research and Management Company
================================================================================
INVESTMENT RESULTS

The fund may from time to time compare investment results on a taxable and tax equivalent basis to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month.

--------------------------------------------------------------------------------
10   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

                                  INVESTMENT RESULTS
                       (FOR PERIODS ENDED JUNE 30, 1997)


AVERAGE
ANNUAL
TOTAL        THE FUND AT NET   THE FUND AT MAXIMUM                    LIPPER
RETURNS:     ASSET VALUE/1/    SALES CHARGE/1/,/2/   LEHMAN INDEX/3/  AVERAGE/4/
--------------------------------------------------------------------------------
One year          9.88%             4.63%                 8.25%         8.53
 ................................................................................
Lifetime/5/      10.47%             8.55%                 8.35%         7.86
--------------------------------------------------------------------------------

Yield/1/,/2/: 4.90%
Distribution Rate: 5.08%

/1/These fund results were calculated according to a standard that is required for all stock and bond funds.
/2/The maximum sales charge has been deducted.
/3/Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/The Lipper High Yield Municipal Debt Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues. /5/The fund began investment operations on September 26, 1994.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   11
--------------------------------------------------------------------------------

================================================================================

                       [GRAPH APPEARS HERE]
Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.

1994     -0.09
1995     19.05
1996      6.45

Past results are not an indication of future results and may reflect a fee waiver. See "Expenses."
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and

--------------------------------------------------------------------------------
12   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Capital gains are taxable whether they are reinvested or received in cash-- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and tax status of all income distributions paid during the prior year. You are required by the Internal Revenue Code to report to the federal government all fund exempt-interest dividends (and all other tax-exempt interest).

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from certain dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

================================================================================
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on June 14, 1994. All fund operations are supervised by the fund's board of directors who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.

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                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   13
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

================================================================================

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a basic management fee which may not exceed 0.30% of the fund's average net assets annually and declines at certain asset levels, plus 3% of the fund's annual gross income. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."


Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the last fiscal year is discussed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

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14   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
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

================================================================================

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                  CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                          (8 A.M. TO 8 P.M. ET);
                              800/421-0180


               [REGIONAL MAP OF THE UNITED STATES APPEARS HERE]

Western Service Center
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

Western Central Service Center
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/530-4050

Eastern Central Service Center
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620''Eastern Service Center
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  804/670-4773


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                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   15
--------------------------------------------------------------------------------

================================================================================

APPENDIX

Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

"Aaa--Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

"Aa--High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A--Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa--Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"Ba--Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B--Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"Caa--Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"Ca--Speculative in a high degree; often in default or having other marked shortcomings."

"C--Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

--------------------------------------------------------------------------------
16   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
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

================================================================================

Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

"AAA--Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA--High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A--Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB--Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C--Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1--Reserved for income bonds on which interest is being paid."

"D--In default and payment of interest and/or repayment of principal is in arrears."

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   17
--------------------------------------------------------------------------------

================================================================================

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.

================================================================================
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes the exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

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18   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
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

================================================================================

X Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone or computer including American FundsLine (R) or American FundsLine OnLine (SM) (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  Tax-exempt funds should not serve as retirement plan investments.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account                                                 $1,000

To add to an account                                                    $   50

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   19
--------------------------------------------------------------------------------

================================================================================

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                       ..................
                                                                   DEALER
                                                       NET      CONCESSION AS
                                      OFFERING       AMOUNT     % OF OFFERING
INVESTMENT                              PRICE       INVESTED        PRICE
--------------------------------------------------------------------------------
Less than $25,000                       4.75%         4.99%       4.00%
 ................................................................................
$25,000 but less than $50,000           4.50%         4.71%       3.75%
 ................................................................................
$50,000 but less than $100,000          4.00%         4.17%       3.25%
 ................................................................................
$100,000 but less than $250,000         3.50%         3.63%       2.75%
 ................................................................................
$250,000 but less than $500,000         2.50%         2.56%       2.00%
 ................................................................................
$500,000 but less than $1 million       2.00%         2.04%       1.60%
 ................................................................................
$1 million or more and certain other
investments described below           see below     see below   see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution and/or by American Funds Distributors on these investments. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution and/or by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During the current fiscal year, American Funds Distributors will also provide additional compensation to the top one hundred

--------------------------------------------------------------------------------
20   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
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

================================================================================

dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by", as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which at your request, may include purchases made during the previous
  90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   21
--------------------------------------------------------------------------------

================================================================================

SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLine(SM) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone or computer, including American FundsLine(R) or American FundsLine OnLine(SM) (see below), or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

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22   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
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

================================================================================

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.

================================================================================
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com.

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) at American FundsLine OnLine(SM) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans, dividend and capital gain reinvestments, and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   23
--------------------------------------------------------------------------------

        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ============================================================================

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL                          STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS                      INFORMATION (SAI)


 Includes financial                          Contains more detailed
 statements, detailed                        information on all aspects
 performance information,                    of the fund, including the
 portfolio holdings, a                       fund's financial statements.
 statement from portfolio
 management and the
 independent accountants'
 report (in the annual
 report).

 CODE OF ETHICS                              A current SAI has been filed
                                             with the Securities and
 Includes a description of the fund's        Exchange Commission ("SEC").
 personal investing policy.                  It is incorporated by
                                             reference into this
                                             prospectus and is available
                                             along with other related
                                             materials on the SEC's
                                             Internet Web site at
                                             http://www.sec.gov.




 To request a free copy of any of the documents above:

 Call American Funds             or          Write to the Secretary of
 Service Company                             the fund 333 South Hope Street
 800/421-0180 ext. 1                         Los Angeles, CA 90071

                                               [LOGO FOR RECYCLING APPEARS HERE]
This prospectus has been printed on recycled paper.

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24   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
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